Document and Entity Information	Dec. 04, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001669812
Document Type	8-K
Document Period End Date	Dec. 04, 2020
Entity Registrant Name	LSC COMMUNICATIONS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37729
Entity Tax Identification Number	36-4829580
Entity Address, Address Line One	4101 Winfield Road
Entity Address, City or Town	Warrenville
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60555
City Area Code	(773)
Local Phone Number	272-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false